Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues, net		$ 14,105,620	$ 15,997,954	$ 20,283,245
Cost of revenues		9,585,873	10,752,114	13,274,752
Gross Profit		4,519,747	5,245,840	7,008,493
Operating expenses:
Selling, general and administrative expenses		6,103,043	4,225,405	4,087,171
Total operating expenses		6,103,043	4,225,405	4,087,171
Income from operations		(1,583,296)	1,020,435	2,921,322
Other income and (expense)
Other income		185,299	591,440	601,071
Interest and financing expenses, net		(466,386)	(631,558)	(244,005)
Other expenses		(8,860)	(47,855)	(65,956)
Total other income (expenses), net		(289,947)	(87,973)	291,110
Income (loss) before income taxes		(1,873,243)	932,462	3,212,432
Income tax expense		8,392	67,740	280,069
Net income (loss)		(1,881,635)	864,722	2,932,363
Comprehensive income (loss)
Net income		(1,881,635)	864,722	2,932,363
Other comprehensive income (loss)
Foreign currency translation adjustment		(700,623)	(659,161)	(946,266)
Comprehensive income (loss)		$ (2,582,258)	$ 205,561	$ 1,986,097
Earnings (loss) per share
Earnings per share, Basic (in Dollars per share)		$ (0.11)	$ 0.07	$ 0.29
Earnings per share, Diluted (in Dollars per share)		$ (0.11)	$ 0.07	$ 0.29
Weighted average common shares outstanding*
Weighted average common shares outstanding, Basic (in Shares)	[1]	17,451,865	11,752,180	10,000,000
Weighted average common shares outstanding, Diluted (in Shares)		17,451,865	11,752,180	10,000,000

[1]	The share amounts in 2022 were presented on a retroactive basis.